UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22982

Investment Company Act File Number

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Global Income Builder NextShares

Eaton Vance

Global Income Builder NextShares

July 31, 2018 (Unaudited)

Eaton Vance Global Income Builder NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $6,487,466 and the Fund owned 1.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 58.8%

Security	Shares	Value
Aerospace & Defense — 0.5%
CAE, Inc.	79,348	$1,653,020

		$1,653,020

Auto Components — 0.5%
Continental AG	7,656	$1,764,371

		$1,764,371

Banks — 5.3%
Canadian Imperial Bank of Commerce	25,753	$2,350,307
Danske Bank A/S	37,509	1,090,031
ING Groep NV	125,375	1,916,576
JPMorgan Chase & Co.	18,531	2,130,138
KeyCorp	114,549	2,390,638
Nordea Bank AB	167,057	1,775,458
Societe Generale SA	30,249	1,349,044
Sumitomo Mitsui Financial Group, Inc.	38,669	1,534,685
UniCredit SpA	78,796	1,391,312
Wells Fargo & Co.	46,217	2,647,772

		$18,575,961

Beverages — 1.6%
Anheuser-Busch InBev SA/NV	21,346	$2,172,255
Constellation Brands, Inc., Class A	5,258	1,105,389
Diageo PLC	59,683	2,189,618

		$5,467,262

Building Products — 0.7%
Assa Abloy AB, Class B	116,478	$2,299,332

		$2,299,332

Chemicals — 1.6%
BASF SE	25,134	$2,409,307
Ecolab, Inc.	17,169	2,415,679
Sika AG	4,518	641,503

		$5,466,489

Commercial Services & Supplies — 1.0%
Republic Services, Inc.	24,858	$1,801,708
SECOM Co., Ltd.	20,662	1,579,248

		$3,380,956

Construction & Engineering — 0.0%(1)
Abengoa SA, Class A(2)	36,194	$1,207
Abengoa SA, Class B(2)	374,261	4,357

		$5,564

Security	Shares	Value
Consumer Finance — 1.2%
Discover Financial Services	20,689	$1,477,401
Navient Corp.	114,083	1,507,036
OneMain Holdings, Inc.(2)	32,966	1,096,120

		$4,080,557

Diversified Financial Services — 1.1%
ORIX Corp.	230,814	$3,738,607

		$3,738,607

Electric Utilities — 1.7%
Iberdrola SA	290,713	$2,260,262
NextEra Energy, Inc.	21,577	3,615,011

		$5,875,273

Electrical Equipment — 1.5%
Legrand SA	24,361	$1,788,044
Melrose Industries PLC	1,266,410	3,583,498

		$5,371,542

Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	26,468	$2,225,694
Keyence Corp.	3,847	2,034,941

		$4,260,635

Energy Equipment & Services — 0.4%
Halliburton Co.	32,565	$1,381,407

		$1,381,407

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	24,440	$3,622,986
Equity Residential	21,963	1,437,039

		$5,060,025

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	23,820	$1,725,759
Boston Scientific Corp.(2)	87,159	2,929,414
Danaher Corp.	18,638	1,911,886

		$6,567,059

Health Care Providers & Services — 0.8%
Anthem, Inc.	6,800	$1,720,400
UnitedHealth Group, Inc.	4,562	1,155,190

		$2,875,590

Hotels, Restaurants & Leisure — 0.6%
Compass Group PLC	98,554	$2,119,830

		$2,119,830

Household Products — 0.6%
Reckitt Benckiser Group PLC	22,213	$1,980,301

		$1,980,301

Insurance — 2.3%
AIA Group, Ltd.	177,739	$1,555,848
Aviva PLC	384,062	2,517,034
Chubb, Ltd.	14,522	2,029,014
Prudential PLC	87,037	2,053,510

		$8,155,406

Security	Shares	Value
Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(2)	3,094	$5,499,399

		$5,499,399

Internet Software & Services — 2.8%
Alphabet, Inc., Class C(2)	6,420	$7,814,809
Facebook, Inc., Class A(2)	12,007	2,072,168

		$9,886,977

IT Services — 0.6%
Visa, Inc., Class A	14,616	$1,998,592

		$1,998,592

Life Sciences Tools & Services — 0.7%
Lonza Group AG	7,838	$2,412,672

		$2,412,672

Machinery — 3.7%
Atlas Copco AB, Class A	51,120	$1,463,893
Fortive Corp.	21,035	1,726,553
ITT, Inc.	38,536	2,183,835
Komatsu, Ltd.	68,366	2,020,085
MISUMI Group, Inc.	46,383	1,185,031
Parker-Hannifin Corp.	11,987	2,026,403
Xylem, Inc.	30,625	2,344,650

		$12,950,450

Media — 0.6%
Walt Disney Co. (The)	19,721	$2,239,517

		$2,239,517

Metals & Mining — 0.7%
Rio Tinto, Ltd.	38,711	$2,339,582

		$2,339,582

Multi-Utilities — 0.8%
CMS Energy Corp.	60,400	$2,919,736

		$2,919,736

Oil, Gas & Consumable Fuels — 3.6%
BP PLC	438,795	$3,297,737
ConocoPhillips	32,481	2,344,154
Exxon Mobil Corp.	46,583	3,796,980
Phillips 66	16,937	2,089,010
Seven Generations Energy, Ltd., Class A(2)	77,911	890,001

		$12,417,882

Personal Products — 1.0%
Unilever PLC	59,037	$3,372,486

		$3,372,486

Pharmaceuticals — 3.8%
Bayer AG	20,660	$2,300,018
Eli Lilly & Co.	23,758	2,347,528
GlaxoSmithKline PLC	34,618	719,024
Johnson & Johnson	27,145	3,597,256
Novo Nordisk A/S, Class B	41,872	2,083,018
Zoetis, Inc.	26,814	2,318,875

		$13,365,719

Security	Shares	Value
Professional Services — 0.6%
Verisk Analytics, Inc.(2)	20,463	$2,263,617

		$2,263,617

Road & Rail — 0.9%
CSX Corp.	43,661	$3,085,960

		$3,085,960

Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV	19,179	$4,107,533
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	62,721	2,584,732

		$6,692,265

Software — 2.3%
Activision Blizzard, Inc.	33,477	$2,457,881
Microsoft Corp.	52,435	5,562,305

		$8,020,186

Specialty Retail — 2.4%
Home Depot, Inc. (The)	11,446	$2,260,814
Industria de Diseno Textil SA	78,433	2,570,297
TJX Cos., Inc. (The)	22,524	2,190,684
Ulta Beauty, Inc.(2)	4,748	1,160,364

		$8,182,159

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	21,191	$4,032,435
HP, Inc.	128,226	2,959,456

		$6,991,891

Textiles, Apparel & Luxury Goods — 1.3%
adidas AG	8,276	$1,829,769
LVMH Moet Hennessy Louis Vuitton SE	4,949	1,724,667
Samsonite International SA(3)	210,138	794,185

		$4,348,621

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.(2)	102,984	$1,285,240

		$1,285,240

Tobacco — 0.7%
British American Tobacco PLC	43,386	$2,385,026

		$2,385,026

Wireless Telecommunication Services — 0.4%
Tele2 AB, Class B	114,779	$1,540,144

		$1,540,144

Total Common Stocks (identified cost $185,790,465)		$204,277,308

Preferred Stocks — 1.8%

Security	Shares	Value
Banks — 0.8%
AgriBank FCB, 6.875% to 1/1/24(4)	9,798	$1,053,285
CoBank ACB, Series F, 6.25% to 10/1/22(4)	8,600	898,700
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	119,862
First Republic Bank, Series G, 5.50%	2,950	73,809

Security	Shares	Value
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	13,000	$349,700
Wells Fargo & Co., Series Y, 5.625%	4,650	116,994

		$2,612,350

Electric Utilities — 0.1%
SCE Trust VI, 5.00%	15,350	$350,748

		$350,748

Equity Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties, Inc., Series D, 7.375%	18,075	$348,667
DDR Corp., Series A, 6.375%	10,450	268,669
DDR Corp., Series K, 6.25%	1,950	47,287
Spirit Realty Capital, Inc., Series A, 6.00%	9,024	212,064
Summit Hotel Properties, Inc., Series E, 6.25%	5,735	135,117
Vornado Realty Trust, Series K, 5.70%	21,500	546,745

		$1,558,549

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(3)	4,700	$478,225
Ocean Spray Cranberries, Inc., 6.25%(3)	540	49,410

		$527,635

Insurance — 0.0%(1)
PartnerRe, Ltd., Series I, 5.875%	5,061	$128,347

		$128,347

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	17,150	$435,096

		$435,096

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$231,412

		$231,412

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	23,750	$530,100

		$530,100

Total Preferred Stocks (identified cost $6,428,338)		$6,374,237

Corporate Bonds & Notes — 34.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace & Defense — 0.3%
BBA US Holdings, Inc., 5.375%, 5/1/26(3)	29	$29,290
BWX Technologies, Inc., 5.375%, 7/15/26(3)	186	189,255
TransDigm UK Holdings PLC, 6.875%, 5/15/26(3)	200	205,500
TransDigm, Inc., 6.00%, 7/15/22	500	510,100
TransDigm, Inc., 6.375%, 6/15/26	110	110,825
TransDigm, Inc., 6.50%, 5/15/25	30	30,684

		$1,075,654

Security	Principal Amount* (000’s omitted)		Value
Auto Components — 0.1%
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(3)		205	$218,325
Wabash National Corp., 5.50%, 10/1/25(3)		145	137,750

			$356,075

Banks — 2.1%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)		200	$208,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(5)		400	369,000
Banco do Brasil SA, 6.25% to 4/15/24(3)(4)(5)		859	726,929
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(5)		618	644,883
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(5)		220	218,515
CIT Group, Inc., 5.375%, 5/15/20		33	34,073
CIT Group, Inc., 6.125%, 3/9/28		105	110,513
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)		195	198,656
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(5)		355	368,085
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(5)		327	348,839
Credit Suisse Group AG, 7.50% to 7/17/23(3)(4)(5)		208	214,968
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)		220	223,300
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)(5)		460	452,525
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		215	235,156
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(5)		993	1,023,863
M&T Bank Corp., Series F, 5.125% to 11/1/26(4)(5)		280	278,950
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(4)(5)		170	169,150
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(5)		389	414,137
Societe Generale SA, 6.75% to 4/6/28(3)(4)(5)		535	512,931
UniCredit SpA, 8.00% to 6/3/24(4)(5)(6)		610	590,130
Zions Bancorporation, Series I, 5.80% to 6/15/23(4)(5)		88	87,340

			$7,430,693

Biotechnology — 0.4%
Grifols S.A., 3.20%, 5/1/25(6)	EUR	1,075	$1,259,440

			$1,259,440

Building Products — 0.7%
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		210	$206,588
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(3)		1,000	1,040,000
Standard Industries, Inc., 5.50%, 2/15/23(3)		85	87,023
Standard Industries, Inc., 6.00%, 10/15/25(3)		525	534,187
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	598,500

			$2,466,298

Capital Markets — 0.8%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(3)		400	$391,836
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(5)		450	434,250
UBS Group AG, 6.875% to 8/7/25(4)(5)(6)		833	852,760
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(6)	GBP	950	1,202,925

			$2,881,771

Casino & Gaming — 0.3%
Cinemark USA, Inc., 4.875%, 6/1/23		430	$425,829
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,516

Security	Principal Amount* (000’s omitted)		Value
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	$112,046
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)		375	387,187

			$955,578

Chemicals — 1.2%
Chemours Co. (The), 4.00%, 5/15/26	EUR	1,175	$1,389,492
Chemours Co. (The), 7.00%, 5/15/25		145	155,875
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)		215	206,669
OCI N.V., 5.00%, 4/15/23(6)	EUR	785	968,789
SPCM SA, 4.875%, 9/15/25(3)		65	62,400
Tronox Finance PLC, 5.75%, 10/1/25(3)		220	212,575
Tronox, Inc., 6.50%, 4/15/26(3)		235	234,412
Valvoline, Inc., 5.50%, 7/15/24		45	45,562
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		115	106,950
W.R. Grace & Co., 5.125%, 10/1/21(3)		750	765,000

			$4,147,724

Commercial Services & Supplies — 2.4%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$168,300
Algeco Global Finance PLC, 6.50%, 2/15/23(6)	EUR	675	820,892
Clean Harbors, Inc., 5.125%, 6/1/21		400	402,000
Covanta Holding Corp., 5.875%, 3/1/24		500	501,250
Covanta Holding Corp., 5.875%, 7/1/25		95	93,100
Covanta Holding Corp., 6.375%, 10/1/22		35	35,919
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(3)		275	257,812
GFL Environmental, Inc., 5.375%, 3/1/23(3)		270	252,369
Inter Media and Communication SpA, 4.875%, 12/31/22(6)	EUR	230	270,330
IPD 3 B.V., 4.50%, 7/15/22(6)	EUR	950	1,136,194
KAR Auction Services, Inc., 5.125%, 6/1/25(3)		260	254,150
La Financiere Atalian S.A., 5.125%, 5/15/25(6)	EUR	1,485	1,710,234
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)		572	613,470
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	583,000
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		240	210,600
Tervita Escrow Corp., 7.625%, 12/1/21(3)		380	394,383
TMS International Corp., 7.25%, 8/15/25(3)		210	213,937
Waste Pro USA, Inc., 5.50%, 2/15/26(3)		105	100,538
Wrangler Buyer Corp., 6.00%, 10/1/25(3)		510	481,950

			$8,500,428

Communications Equipment — 0.4%
CommScope Technologies, LLC, 6.00%, 6/15/25(3)		124	$128,340
Riverbed Technology, Inc., 8.875%, 3/1/23(3)		630	592,200
Sprint Communications, Inc., 6.00%, 11/15/22		75	76,008
Western Digital Corp., 4.75%, 2/15/26		520	512,200

			$1,308,748

Construction & Engineering — 0.1%
Abengoa Abenewco 2 SAU, 1.50%, (1.50% Cash or 0.25% Cash and 1.25% PIK), 3/31/23(3)		153	$11,074
ABG Orphan Holdco S.a.r.l., 14.00%, (5.00% Cash, 9.00% PIK), 2/28/21(3)(7)		342	362,863

			$373,937

Security	Principal Amount* (000’s omitted)		Value
Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		160	$163,520
CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	895	1,174,552

			$1,338,072

Containers & Packaging — 0.5%
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(3)(7)		923	$927,161
BWAY Holding Co., 4.75%, 4/15/24(6)	EUR	150	176,371
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)		120	119,478
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	486,032
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(3)		140	142,012

			$1,851,054

Distributors — 0.3%
Autodis SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(6)(8)	EUR	770	$907,603

			$907,603

Diversified Consumer Services — 0.2%
Carriage Services, Inc., 6.625%, 6/1/26(3)		170	$174,888
Laureate Education, Inc., 8.25%, 5/1/25(3)		335	360,962

			$535,850

Diversified Financial Services — 1.0%
Cadence Financial Corp., 4.875%, 6/28/19(3)		508	$509,066
DAE Funding, LLC, 4.50%, 8/1/22(3)		155	153,062
DAE Funding, LLC, 5.00%, 8/1/24(3)		255	251,812
Hulk Finance Corp., 7.00%, 6/1/26(3)		115	108,388
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	117,515
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	120,900
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		340	341,275
Promontoria Holding 264 B.V., 6.75%, 8/15/23(6)(9)	EUR	372	440,044
SASU Newco SAB 20 SAS, 4.25%, 9/30/24(6)	EUR	1,015	1,116,775
Unifin Financiera SAB de CV, 8.875% to 1/29/25(3)(4)(5)		210	198,792
West Corp., 8.50%, 10/15/25(3)		275	240,625

			$3,598,254

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$501,875
CenturyLink, Inc., 7.50%, 4/1/24		55	57,613
Frontier Communications Corp., 10.50%, 9/15/22		20	18,250
Level 3 Financing, Inc., 5.25%, 3/15/26		90	86,962
Level 3 Financing, Inc., 5.375%, 1/15/24		35	34,738
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,313

			$749,751

Electric Utilities — 1.3%
AES Corp. (The), 5.125%, 9/1/27		25	$25,313
AES Corp. (The), 5.50%, 4/15/25		14	14,315
AES Corp. (The), 6.00%, 5/15/26		45	47,250
ContourGlobal Power Holdings SA, 3.375%, 8/1/23(6)	EUR	960	1,128,189
Electricite de France SA, 6.00% to 1/29/26(4)(5)(6)	GBP	800	1,091,188
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)		95	91,912
NRG Yield Operating, LLC, 5.375%, 8/15/24		385	385,000
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		60	60,750

Security	Principal Amount* (000’s omitted)		Value
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)		380	$393,395
TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)		95	91,675
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		145	137,025
TerraForm Power Operating, LLC, 6.625%, 6/15/25(3)		90	96,187
Vistra Energy Corp., 7.375%, 11/1/22		450	470,250
Vistra Energy Corp., 7.625%, 11/1/24		45	48,445
Vistra Energy Corp., 8.00%, 1/15/25(3)		115	125,494
Vistra Energy Corp., 8.125%, 1/30/26(3)		190	209,532

			$4,415,920

Electronic Equipment, Instruments & Components — 0.3%
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(6)	EUR	630	$754,131
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(3)		126	129,818

			$883,949

Energy Equipment & Services — 0.1%
Oceaneering International, Inc., 6.00%, 2/1/28		230	$229,343

			$229,343

Equity Real Estate Investment Trusts (REITs) — 0.7%
Equinix, Inc., 2.875%, 2/1/26	EUR	705	$804,763
Equinix, Inc., 5.375%, 5/15/27		115	116,150
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	94,751
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	205,500
SBA Communications Corp., 4.00%, 10/1/22		150	145,923
SBA Communications Corp., 4.875%, 9/1/24		55	53,350
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		780	867,053

			$2,287,490

Food Products — 0.6%
Dole Food Co., Inc., 7.25%, 6/15/25(3)		225	$222,188
Land O’ Lakes, Inc., 8.00%(3)(5)		875	962,500
Pilgrim’s Pride Corp., 5.875%, 9/30/27(3)		95	88,825
Post Holdings, Inc., 5.00%, 8/15/26(3)		85	80,192
Post Holdings, Inc., 5.50%, 3/1/25(3)		190	187,625
Post Holdings, Inc., 5.625%, 1/15/28(3)		195	186,469
US Foods, Inc., 5.875%, 6/15/24(3)		510	510,000

			$2,237,799

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(3)(4)(5)		230	$229,137

			$229,137

Health Care Equipment & Supplies — 1.6%
Centene Corp., 4.75%, 1/15/25		300	$300,375
Centene Corp., 5.375%, 6/1/26(3)		445	456,681
Centene Corp., 5.625%, 2/15/21		90	92,250
Centene Corp., 6.125%, 2/15/24		340	358,700
Envision Healthcare Corp., 5.625%, 7/15/22		620	637,050
Envision Healthcare Corp., 6.25%, 12/1/24(3)		613	655,910
Hologic, Inc., 4.375%, 10/15/25(3)		70	67,880
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)		415	419,021
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(3)		320	327,815

Security	Principal Amount* (000’s omitted)		Value
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)		390	$429,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)		1,230	1,276,125
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(3)(7)		440	456,500

			$5,477,307

Health Care Providers & Services — 0.6%
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		325	$303,875
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(3)(7)		150	151,829
HCA, Inc., 5.00%, 3/15/24		110	111,925
HCA, Inc., 5.875%, 2/15/26		750	777,187
Tenet Healthcare Corp., 6.00%, 10/1/20		135	140,738
Tenet Healthcare Corp., 6.75%, 6/15/23		260	264,927
Tenet Healthcare Corp., 7.50%, 1/1/22(3)		85	89,356
WellCare Health Plans, Inc., 5.25%, 4/1/25		375	378,281

			$2,218,118

Hotels, Restaurants & Leisure — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)		325	$309,969
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(3)		504	485,730
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)		224	216,160
Eldorado Resorts, Inc., 6.00%, 4/1/25		220	223,300
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)		490	520,625
Golden Nugget, Inc., 6.75%, 10/15/24(3)		430	430,000
Golden Nugget, Inc., 8.75%, 10/1/25(3)		295	306,800
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)		555	574,425
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(3)		585	635,456
Merlin Entertainments PLC, 5.75%, 6/15/26(3)		200	204,500
MGM Resorts International, 5.75%, 6/15/25		240	243,225
NCL Corp., Ltd., 4.75%, 12/15/21(3)		121	121,454
Scientific Games International, Inc., 10.00%, 12/1/22		420	449,925
Viking Cruises, Ltd., 5.875%, 9/15/27(3)		580	571,300
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)		55	51,775

			$5,344,644

Household Products — 0.1%
Central Garden & Pet Co., 6.125%, 11/15/23		235	$242,637
Spectrum Brands, Inc., 5.75%, 7/15/25		120	120,300

			$362,937

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.25%, 6/1/26(3)		150	$142,312
Calpine Corp., 5.50%, 2/1/24		45	41,794
Calpine Corp., 5.75%, 1/15/25		450	415,125
NRG Energy, Inc., 5.75%, 1/15/28(3)		210	208,908
NRG Energy, Inc., 7.25%, 5/15/26		350	374,500

			$1,182,639

Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(3)		560	$582,400
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	910	1,212,933
Hub International, Ltd., 7.00%, 5/1/26(3)		395	397,469

			$2,192,802

Security	Principal Amount* (000’s omitted)		Value
Internet Software & Services — 0.4%
EIG Investors Corp., 10.875%, 2/1/24		480	$524,400
Netflix, Inc., 5.875%, 11/15/28(3)		300	302,250
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	483,019

			$1,309,669

Machinery — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(3)		115	$121,756
Cleaver-Brooks, Inc., 7.875%, 3/1/23(3)		35	36,269
Cloud Crane, LLC, 10.125%, 8/1/24(3)		190	205,675
Navistar International Corp., 6.625%, 11/1/25(3)		445	467,250
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(3)		525	471,030

			$1,301,980

Media — 2.4%
Altice France SA, 6.00%, 5/15/22(3)		475	$490,176
Altice France SA, 7.375%, 5/1/26(3)		455	453,578
Altice Luxembourg S.A., 7.25%, 5/15/22(6)	EUR	446	535,909
Altice US Finance I Corp., 5.50%, 5/15/26(3)		200	196,750
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	460,754
Cablevision Systems Corp., 5.875%, 9/15/22		50	50,250
Cablevision Systems Corp., 8.00%, 4/15/20		70	73,609
CBS Radio, Inc., 7.25%, 11/1/24(3)		85	80,283
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,152,600
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(3)		10	10,042
CSC Holdings, LLC, 6.75%, 11/15/21		500	522,500
CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	490,575
DISH DBS Corp., 7.75%, 7/1/26		95	83,363
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(3)		140	130,375
MDC Partners, Inc., 6.50%, 5/1/24(3)		243	215,662
Salem Media Group, Inc., 6.75%, 6/1/24(3)		295	268,450
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		218	208,190
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		500	518,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(6)	EUR	850	1,044,117
UPC Holding B.V., 3.875%, 6/15/29(6)	EUR	965	1,074,337
UPC Holding B.V., 5.50%, 1/15/28(3)		260	239,200
Ziggo Secured Finance B.V., 5.50%, 1/15/27(3)		150	143,250

			$8,442,095

Metals & Mining — 2.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(3)		250	$258,125
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(3)		770	835,450
Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	464,625
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	50,983
Allegheny Technologies, Inc., 7.875%, 8/15/23		205	221,656
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(4)		270	295,650
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(3)		25	26,063
Bombardier, Inc., 6.00%, 10/15/22(3)		560	566,300
Bombardier, Inc., 6.125%, 1/15/23(3)		20	20,375
Bombardier, Inc., 7.50%, 12/1/24(3)		170	181,262
Bombardier, Inc., 7.50%, 3/15/25(3)		55	58,025

Security	Principal Amount* (000’s omitted)		Value
Centennial Resource Production, LLC, 5.375%, 1/15/26(3)		320	$311,600
Constellium N.V., 4.25%, 2/15/26(6)	EUR	940	1,101,189
Eldorado Gold Corp., 6.125%, 12/15/20(3)		295	289,100
First Quantum Minerals, Ltd., 6.875%, 3/1/26(3)		280	274,400
First Quantum Minerals, Ltd., 7.00%, 2/15/21(3)		75	75,891
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		415	418,631
First Quantum Minerals, Ltd., 7.50%, 4/1/25(3)		445	449,450
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	39,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	72,891
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	118,881
Hudbay Minerals, Inc., 7.625%, 1/15/25(3)		200	207,750
New Gold, Inc., 6.25%, 11/15/22(3)		155	146,475
New Gold, Inc., 6.375%, 5/15/25(3)		85	77,563
Novelis Corp., 5.875%, 9/30/26(3)		180	173,025
Novelis Corp., 6.25%, 8/15/24(3)		125	125,625
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(3)		185	191,937
Teck Resources, Ltd., 5.20%, 3/1/42		40	37,100
Teck Resources, Ltd., 5.40%, 2/1/43		85	80,112
Teck Resources, Ltd., 6.00%, 8/15/40		45	45,675
Teck Resources, Ltd., 8.50%, 6/1/24(3)		130	143,520

			$7,358,979

Multi-Utilities — 0.4%
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	$1,252,744

			$1,252,744

Oil, Gas & Consumable Fuels — 4.2%
Aker BP ASA, 5.875%, 3/31/25(3)		1,150	$1,183,062
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		105	102,113
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		30	29,700
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,017,500
Berry Petroleum Co., LLC, 7.00%, 2/15/26(3)		220	229,900
Canbriam Energy, Inc., 9.75%, 11/15/19(3)		305	306,525
Cheniere Energy Partners, L.P., 5.25%, 10/1/25		235	235,000
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		31	32,821
Crown Americas, LLC/Crown Americas Capital Corp., V, 4.25%, 9/30/26		110	99,791
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(3)		120	113,100
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)		720	696,600
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		256	263,040
Denbury Resources, Inc., 9.00%, 5/15/21(3)		95	101,531
Diamondback Energy, Inc., 4.75%, 11/1/24		60	58,425
Diamondback Energy, Inc., 5.375%, 5/31/25		140	140,175
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)		155	151,900
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)		205	201,156
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)		392	341,185
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(3)		105	107,363
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)		110	111,650
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(3)		385	373,931
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)		195	205,725

Security	Principal Amount* (000’s omitted)	Value
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	360	$370,800
Gulfport Energy Corp., 6.00%, 10/15/24	49	47,530
Gulfport Energy Corp., 6.625%, 5/1/23	350	357,875
Jagged Peak Energy, LLC, 5.875%, 5/1/26(3)	47	46,295
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(3)	275	269,156
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	64,838
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	515,000
Nabors Industries, Inc., 4.625%, 9/15/21	40	39,500
Nabors Industries, Inc., 5.75%, 2/1/25(3)	260	247,000
Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	1,025	1,000,656
Newfield Exploration Co., 5.625%, 7/1/24	65	68,575
Oasis Petroleum, Inc., 6.875%, 3/15/22	43	43,914
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	240,581
Odebrecht Oil & Gas Finance, Ltd., 0.0%(3)(5)	862	15,729
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	74,438
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	140,000
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(3)	137	136,315
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	156,375
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	104,500
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	130	136,825
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	710	692,250
Precision Drilling Corp., 6.50%, 12/15/21	14	13,887
Precision Drilling Corp., 7.125%, 1/15/26(3)	75	77,156
Precision Drilling Corp., 7.75%, 12/15/23	10	10,625
QEP Resources, Inc., 5.625%, 3/1/26	123	118,849
Resolute Energy Corp., 8.50%, 5/1/20	65	65,163
SESI, LLC, 7.75%, 9/15/24	35	36,225
Seven Generations Energy, Ltd., 5.375%, 9/30/25(3)	255	245,437
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)	440	448,250
SM Energy Co., 5.625%, 6/1/25	85	83,300
SM Energy Co., 6.125%, 11/15/22	435	448,050
SM Energy Co., 6.75%, 9/15/26	147	150,307
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(3)	145	142,857
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(3)	64	61,040
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(3)	155	158,294
Teleflex, Inc., 4.625%, 11/15/27	160	153,000
Transocean Guardian, Ltd., 5.875%, 1/15/24(3)	175	177,187
Transocean Pontus, Ltd., 6.125%, 8/1/25(3)	120	122,551
Transocean, Inc., 7.50%, 1/15/26(3)	105	107,625
Trinidad Drilling, Ltd., 6.625%, 2/15/25(3)	205	199,875
Weatherford International, Ltd., 8.25%, 6/15/23	40	39,800
Weatherford International, Ltd., 9.875%, 2/15/24	95	96,900
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,563
Whiting Petroleum Corp., 6.625%, 1/15/26	315	326,616
WildHorse Resource Development Corp., 6.875%, 2/1/25	337	342,897
WildHorse Resource Development Corp., 6.875%, 2/1/25(3)	165	167,887

		$14,689,686

Paper & Forest Products — 0.0%(1)
Mercer International, Inc., 5.50%, 1/15/26(3)	70	$68,250

		$68,250

Security	Principal Amount* (000’s omitted)		Value
Pharmaceuticals — 0.9%
Bausch Health Companies, Inc., 5.50%, 11/1/25(3)		95	$95,446
Bausch Health Companies, Inc., 5.875%, 5/15/23(3)		110	106,068
Bausch Health Companies, Inc., 6.125%, 4/15/25(3)		60	56,475
Bausch Health Companies, Inc., 6.50%, 3/15/22(3)		155	162,200
Bausch Health Companies, Inc., 7.00%, 3/15/24(3)		315	335,160
Bausch Health Companies, Inc., 7.50%, 7/15/21(3)		245	250,390
Bausch Health Companies, Inc., 8.50%, 1/31/27(3)		277	285,171
Bausch Health Companies, Inc., 9.00%, 12/15/25(3)		245	260,619
Bausch Health Companies, Inc., 9.25%, 4/1/26(3)		105	111,956
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(3)		270	265,275
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(3)		198	208,890
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26		55	46,773
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24		455	471,341
Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28		225	240,543
Vizient, Inc., 10.375%, 3/1/24(3)		125	137,812

			$3,034,119

Pipelines — 1.0%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	$112,047
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		70	70,612
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	242,937
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	186,681
Enbridge Energy Partners, L.P., 6.135%, (3 mo. USD LIBOR + 3.798%), 10/1/77(8)		432	432,605
Energy Transfer Equity, L.P., 5.875%, 1/15/24		15	15,638
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(4)(5)		434	412,029
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(4)		455	429,688
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)		580	590,150
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)		60	61,727
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)		50	50,313
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(3)		490	492,450
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	226,336
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	126,250
Williams Cos., Inc. (The), 5.75%, 6/24/44		85	90,950

			$3,540,413

Real Estate Investment Trusts (REITs) — 0.7%
ADLER Real Estate AG, 1.875%, 4/27/23(6)	EUR	1,200	$1,382,419
ESH Hospitality, Inc., 5.25%, 5/1/25(3)		160	155,600
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		465	452,212
IRB Holding Corp., 6.75%, 2/15/26(3)		160	152,400
Mattamy Group Corp., 6.50%, 10/1/25(3)		180	176,400
Mattamy Group Corp., 6.875%, 12/15/23(3)		236	241,015

			$2,560,046

Real Estate Management & Development — 0.3%
AT Securities B.V., 5.25% to 7/21/23(4)(5)(6)		1,250	$1,171,562

			$1,171,562

Semiconductors & Semiconductor Equipment — 0.1%
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(3)		200	$201,006

			$201,006

Security	Principal Amount* (000’s omitted)		Value
Software — 0.2%
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)		255	$259,463
Symantec Corp., 5.00%, 4/15/25(3)		115	113,715
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(3)		200	189,500
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(3)		260	219,700

			$782,378

Specialty Retail — 0.1%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)		57	$53,383
Entegris, Inc., 4.625%, 2/10/26(3)		145	138,113
Party City Holdings, Inc., 6.625%, 8/1/26(3)(9)		105	105,525

			$297,021

Technology Hardware, Storage & Peripherals — 0.3%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)		135	$141,874
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(3)		205	210,366
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)		315	333,116
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(3)		210	225,798
Seagate HDD Cayman, 4.75%, 1/1/25		105	102,033

			$1,013,187

Telecommunications — 1.5%
DKT Finance ApS, 7.00%, 6/17/23(6)	EUR	1,175	$1,448,346
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	139,019
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	90,725
Intelsat Jackson Holdings SA, 5.50%, 8/1/23		45	41,569
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(3)		200	210,750
Sprint Capital Corp., 6.875%, 11/15/28		655	632,075
Sprint Corp., 7.875%, 9/15/23		1,800	1,923,750
T-Mobile USA, Inc., 4.50%, 2/1/26		155	145,894
T-Mobile USA, Inc., 4.75%, 2/1/28		170	157,836
Wind Tre SpA, 5.00%, 1/20/26(3)		425	383,690

			$5,173,654

Textiles, Apparel & Luxury Goods — 0.2%
CBR Fashion Finance B.V., 5.125%, 10/1/22(6)	EUR	815	$851,198

			$851,198

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(3)		300	$292,125

			$292,125

Transportation — 0.3%
CMA CGM SA, 5.25%, 1/15/25(6)	EUR	127	$127,024
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	265,850
XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	82,500
XPO Logistics, Inc., 6.50%, 6/15/22(3)		375	386,718

			$862,092

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		215	$222,996

			$222,996

Total Corporate Bonds & Notes (identified cost $121,508,573)			$121,224,215

Senior Floating-Rate Loans — 2.3%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.3%
EIG Investors Corp., Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$458	$460,074
Solera, LLC, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	681	682,305

		$1,142,379

Containers and Glass Products — 0.3%
BWAY Holding Company, Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$990	$988,659

		$988,659

Electronics/Electrical — 0.4%
Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$179	$179,581
Cortes NP Acquisition Corporation, Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	491,782
Riverbed Technology, Inc., Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	496	493,951
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	64	64,080
SS&C Technologies, Inc., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	164	165,033

		$1,394,427

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$393	$395,604

		$395,604

Health Care — 0.2%
MPH Acquisition Holdings, LLC, Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	$388	$388,454
Press Ganey Holdings, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	51	51,439
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	285	289,497

		$729,390

Insurance — 0.3%
Asurion, LLC, Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,035	$1,052,250

		$1,052,250

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$365	$382,680
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(11)	47	49,029

		$431,709

Publishing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$513	$506,491

		$506,491

Steel — 0.3%
Big River Steel, LLC, Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$174	$176,076
GrafTech Finance, Inc., Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	820	821,025

		$997,101

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Surface Transport — 0.1%
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	$145	$146,269

		$146,269

Telecommunications — 0.0%(1)
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	$110	$114,895

		$114,895

Total Senior Floating-Rate Loans (identified cost $7,859,112)		$7,899,174

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(3)	$300	$299,010

Total Convertible Bonds (identified cost $288,842)		$299,010

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(2)(12)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(13)	1,970,107	$1,970,107

Total Short-Term Investments (identified cost $1,970,107)		$1,970,107

Total Investments — 98.5% (identified cost $323,845,437)		$342,044,051

Other Assets, Less Liabilities — 1.5%		$5,346,625

Net Assets — 100.0%		$347,390,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $57,214,878 or 16.5% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $27,802,981 or 8.0% of the Portfolio’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(9)	When-issued security.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Fixed-rate loan.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $47,972.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.9%	$208,385,931
United Kingdom	9.5	32,638,060
Germany	3.7	12,752,761
Japan	3.5	12,092,597
Canada	3.5	12,035,974
France	3.4	11,682,503
Netherlands	3.1	10,614,116
Spain	2.3	7,966,689
Sweden	2.1	7,078,827
Denmark	1.4	4,621,395
Switzerland	1.2	4,250,250
Italy	0.8	2,635,462
Taiwan	0.8	2,584,732
Belgium	0.6	2,172,255

Country	Percentage of Total Investments	Value
Luxembourg	0.5%	$1,830,284
Hong Kong	0.5	1,555,848
Zambia	0.4	1,218,372
Norway	0.4	1,183,062
Brazil	0.3	1,134,494
United Arab Emirates	0.3	853,124
Israel	0.2	758,657
New Zealand	0.2	747,522
Australia	0.2	711,069
Ireland	0.1	341,275
Mexico	0.1	198,792

Total Investments	100.0%	$342,044,051

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at July 31, 2018.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended July 31, 2018, the Portfolio entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$13,350,778	$10,803,119		$—	$24,153,897
Consumer Staples	1,105,389	12,099,686		—	13,205,075
Energy	10,501,552	3,297,737		—	13,799,289
Financials	16,913,666	18,922,105		—	35,835,771
Health Care	17,706,308	7,514,732		—	25,221,040
Industrials	17,085,746	13,924,695		—	31,010,441
Information Technology	31,708,072	6,142,474		—	37,850,546
Materials	2,415,679	5,390,392		—	7,806,071
Real Estate	5,060,025	—		—	5,060,025
Telecommunication Services	—	1,540,144		—	1,540,144
Utilities	6,534,747	2,260,262		—	8,795,009
Total Common Stocks	$122,381,962	$81,895,346	**	$—	$204,277,308
Preferred Stocks
Consumer Staples	$—	$527,635		$—	$527,635
Energy	530,100	—		—	530,100
Financials	668,850	2,071,847		—	2,740,697
Industrials	435,096	—		—	435,096
Real Estate	1,558,549	—		—	1,558,549
Utilities	582,160	—		—	582,160
Total Preferred Stocks	$3,774,755	$2,599,482		$—	$6,374,237
Corporate Bonds & Notes	$—	$121,224,215		$—	$121,224,215
Senior Floating-Rate Loans	—	7,899,174		—	7,899,174
Convertible Bonds	—	299,010		—	299,010
Miscellaneous	—	—		0	0
Short-Term Investments	—	1,970,107		—	1,970,107
Total Investments	$126,156,717	$215,887,334		$0	$342,044,051

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018